Fair Value Measurements - Additional information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	7 years		7 years	7 years
Warrant excercise price | $ / shares			$ 8.40	$ 8.40
Transfer from level 1 to 2	$ 0		$ 0	$ 0
Transfer from level 2 to 1	0		0	0
Transfer in and out of level 3	$ 0		$ 0	$ 0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.74		1.74	1.74
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	70		70	70
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0		0	0
Phantom shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Increase (decrease) in the value of awards granted			$ 200,000	$ 400,000
Non-employee
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares granted | shares	157,500	315,000	315,000	315,000
Number of common shares to be issued per phantom share | shares					1
Number of shares issued | shares					90,000